UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549
                                    --------

                                    FORM N-Q
                                    --------

                     QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

                   INVESTMENT COMPANY ACT FILE NUMBER 811-6400

                         THE ADVISORS' INNER CIRCLE FUND
               (Exact name of registrant as specified in charter)
                                    --------


                               101 Federal Street
                                Boston, MA 02110
               (Address of principal executive offices) (Zip code)

                        Independence Small Cap Portfolio
                                 P.O. Box 219009
                           Kansas City, MO 64121-9009
                     (Name and address of agent for service)

       REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE: 1-800-791-4226
                    DATE OF FISCAL YEAR END: OCTOBER 31, 2004

                     DATE OF REPORTING PERIOD: JULY 31, 2004

ITEM 1.   SCHEDULE OF INVESTMENTS

THE ADVISORS' INNER CIRCLE FUND                                 INDEPENDENCE
                                                                SMALL CAP PORTFOLIO
                                                                JULY 31, 2004 (UNAUDITED)
-------------------------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS
COMMON STOCK -- 92.2%
-------------------------------------------------------------------------------------------------
                                                                       SHARES          VALUE
                                                                  --------------  ---------------
AEROSPACE/DEFENSE EQUIPMENT -- 1.4%
    Triumph Group*                                                        10,300  $      339,694
                                                                                  ---------------
APPAREL/TEXTILES -- 2.7%
    Warnaco Group*                                                        33,800         638,820
                                                                                  ---------------
BANKING -- 8.5%
    Boston Private Financial Holdings                                     18,600         431,706
    Doral Financial                                                       10,200         400,350
    Fidelity Southern                                                     16,500         226,380
    First Community Bancorp                                               14,500         576,375
    W Holding                                                             24,600         405,900
                                                                                  ---------------
                                                                                       2,040,711
                                                                                  ---------------
BUSINESS SERVICES -- 4.9%
    eFunds*                                                               25,600         418,816
    Jacobs Engineering Group*                                              8,400         335,832
    Source Interlink*                                                     45,600         424,080
                                                                                  ---------------
                                                                                       1,178,728
                                                                                  ---------------
CHEMICALS -- 4.0%
    Arch Chemicals                                                        16,800         478,464
    Cytec Industries                                                      10,000         466,000
                                                                                  ---------------
                                                                                         944,464
                                                                                  ---------------
COAL MINING -- 1.8%
    Arch Coal                                                             12,700         428,879
                                                                                  ---------------
COMPUTERS & SERVICES -- 12.7%
    Avocent*                                                              15,000         449,100
    Borland Software*                                                     64,200         530,934
    Cray*                                                                 69,500         221,705
    Hyperion Solutions*                                                    8,300         340,466
    Lionbridge Technologies*                                              56,500         420,360
    MSC.Software*                                                         42,400         312,488
    Progress Software*                                                    19,800         408,474
    Take-Two Interactive Software*                                        11,400         357,048
                                                                                  ---------------
                                                                                       3,040,575
                                                                                  ---------------
CONSUMER DISCRETIONARY -- 2.1%
    Chattem*                                                              17,500         504,175
                                                                                  ---------------
ELECTRONICS -- 5.4%
    Cubic                                                                 19,000         384,750
    Daktronics*                                                           18,900         489,510
    Excel Technology*                                                     15,200         407,360
                                                                                  ---------------
                                                                                       1,281,620
                                                                                  ---------------
ENTERTAINMENT -- 2.6%
    Gaylord Entertainment*                                                20,900         609,444
                                                                                  ---------------
ENVIRONMENTAL SERVICES -- 2.1%
    Waste Connections*                                                    17,000         490,620
                                                                                  ---------------
INSURANCE -- 6.6%
    Philadelphia Consolidated Holding*                                    10,400         568,568
    Scottish Re Group                                                     22,900         467,160

                                       1

THE ADVISORS' INNER CIRCLE FUND                                 INDEPENDENCE
                                                                SMALL CAP PORTFOLIO
                                                                JULY 31, 2004 (UNAUDITED)
-------------------------------------------------------------------------------------------------
COMMON STOCK -- (CONTINUED)
-------------------------------------------------------------------------------------------------
                                                                       SHARES          VALUE
                                                                  --------------  ---------------
INSURANCE -- (CONTINUED)
    USI Holdings*                                                         38,000  $      532,000
                                                                                  ---------------
                                                                                       1,567,728
                                                                                  ---------------
MACHINERY -- 2.4%
    Clarcor                                                                6,900         303,600
    Grant Prideco*                                                        14,900         281,461
                                                                                  ---------------
                                                                                         585,061
                                                                                  ---------------
MEASURING DEVICES -- 3.0%
    Trimble Navigation*                                                   12,600         349,902
    X-Rite                                                                24,100         360,054
                                                                                  ---------------
                                                                                         709,956
                                                                                  ---------------
MEDICAL PRODUCTS & SERVICES -- 11.4%
    Candela*                                                              50,100         471,441
    Cantel Medical*                                                       26,700         686,190
    Hologic*                                                              19,700         392,424
    Inverness Medical Innovations*                                        20,100         340,695
    LifePoint Hospitals*                                                  10,500         350,805
    Select Medical                                                        20,300         260,652
    Synovis Life Technologies*                                            23,500         215,260
                                                                                  ---------------
                                                                                       2,717,467
                                                                                  ---------------
OFFICE FURNITURE & FIXTURES -- 0.8%
    General Binding*                                                      16,800         200,424
                                                                                  ---------------
PETROLEUM & FUEL PRODUCTS -- 4.1%
    Forest Oil*                                                           13,300         376,257
    Newfield Exploration*                                                 10,100         596,607
                                                                                  ---------------
                                                                                         972,864
                                                                                  ---------------
PRINTING & PUBLISHING -- 1.3%
    Courier                                                                7,700         315,700
                                                                                  ---------------
RAILROADS -- 2.5%
    Genesee & Wyoming, Cl, A*                                             25,800         598,560
                                                                                  ---------------
RETAIL -- 5.1%
    Cache*                                                                36,000         559,440
    Kirkland's*                                                           21,000         220,710
    Sharper Image*                                                        16,600         443,220
                                                                                  ---------------
                                                                                       1,223,370
                                                                                  ---------------
TESTING LABORATORIES -- 2.3%
    SFBC International*                                                   16,000         544,640
                                                                                  ---------------
TRUCKING -- 2.5%
    Overnite                                                              20,200         603,778
                                                                                  ---------------
WATER UTILITIES -- 2.0%
    Aqua America                                                          24,300         472,635
                                                                                  ---------------

    Total Common Stock
        (Cost $19,944,375)                                                            22,009,913
                                                                                  ---------------

                                       2



THE ADVISORS' INNER CIRCLE FUND                                 INDEPENDENCE
                                                                SMALL CAP PORTFOLIO
                                                                JULY 31, 2004 (UNAUDITED)
-------------------------------------------------------------------------------------------------
EXCHANGE TRADED FUND -- 4.4%
-------------------------------------------------------------------------------------------------
                                                                       SHARES          VALUE
                                                                  --------------  ---------------
    iShares Russell 2000 Index Fund                                        9,500  $    1,045,000
                                                                                  ---------------

    Total Exchange Traded Fund
        (Cost $1,050,849)                                                              1,045,000
                                                                                  ---------------
-------------------------------------------------------------------------------------------------
SHORT-TERM INVESTMENT -- 1.3%
-------------------------------------------------------------------------------------------------
    HighMark Diversified Money Market Fund                               319,943         319,943
                                                                                  ---------------

    TOTAL SHORT-TERM INVESTMENT
        (Cost $319,943)                                                                  319,943
                                                                                  ---------------

    TOTAL INVESTMENTS -- 97.9%
        (Cost $21,315,167)                                                        $   23,374,856
                                                                                  ===============


PERCENTAGES ARE BASED ON NET ASSETS OF $23,884,024.
*    NON-INCOME PRODUCING SECURITY
CL   -- CLASS


At July 31, 2004, the tax basis cost of the Portfolio's investments was $21,315,167, and the unrealized appreciation and depreciation were $3,226,659 and $(1,166,970), respectively.

For information regarding the Portfolio's policy regarding valuation of investments and other significant accounting policies, please refer to the Portfolio's most recent semi-annual or annual financial statements.



IND-QH-001-0100

ITEM 2.   CONTROLS AND PROCEDURES

 (a) The certifying officers, whose certifications are included herewith, have evaluated the registrant's disclosure controls and procedures within 90 days of the filing date of this report. In their opinion, based on their evaluation, the registrant's disclosure controls and procedures are adequately designed, and are operating effectively to ensure, that information required to be disclosed by the registrant in the reports it files or submits under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no significant changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrants internal control over financial reporting.

ITEM 3.  EXHIBITS.

(a) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.


--------------------------------------------------------------------------------

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                            The Advisors' Inner Circle Fund


By (Signature and Title)*               /s/ James F. Volk
                                        ------------------------
                                        James F. Volk, President

Date 09/20/04





Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*               /s/ James F. Volk
                                        -----------------
                                        James F. Volk, President

Date 09/20/04

By (Signature and Title)*               /s/ Jennifer E. Spratley
                                        -----------------------
                                        Jennifer E. Spratley, Controller and CFO

Date 09/20/04
* Print the name and title of each signing officer under his or her signature.